Stockholders' Equity (Details Narrative) - USD ($)					12 Months Ended
	Feb. 06, 2017	Jan. 23, 2017	Dec. 01, 2016	Apr. 13, 2016	Jul. 31, 2017	Jul. 31, 2016
Preferred stock shares authorized					5,000,000	5,000,000
Preferred stock shares par value					$ 0.01	$ 0.01
Common stock shares authorized					100,000,000	100,000,000
Common stock shares par value					$ 0.01	$ 0.01
Warrant exercise price
Proceeds from exercise of warrants					$ 185,000	$ 1,269,000
Value of shares issued for services						$ 290,000
Restricted Stock Units RSU [Member]
Aggregate number of shares					150,000	2,075,000
October Closing Date [Member] | Private Placement Financing [Member]
Proceeds from private placement					$ 6,000,000
November Closing Date [Member]
Number of warrants to purchase common stock					236,116
Proceeds from exercise of warrants					$ 106,000
November Closing Date [Member] | Private Placement Financing [Member]
Proceeds from private placement					$ 2,000,000
Warrant [Member]
Aggregate number of shares						41,178
Number of warrants to purchase common stock					342,116	2,820,670
Warrants issued					5,335
Proceeds from exercise of warrants					$ 185,000	$ 1,269,000
Number of warrants issued					4,179	78,000
Exercise of warrants derivative features					236,116
Exercise of warrants equity instruments					106,000
Private Placement Financing [Member]
Proceeds from private placement		$ 337,000			$ 1,049,000
Purchase price per share		$ 0.85
Number of warrants to purchase common stock		396,469
Maximum warrants to purchase common stock shares		396,469
Warrant exercise price		$ 1.25
Warrant term		5 years
Private Placement Financing [Member] | Placement Agent Warrant [Member]
Number of warrants to purchase common stock					151,294
Warrant exercise price					$ 1.275
Aggregate cash fees paid to placement agent					$ 128,600
Due diligence fees paid					12,000
Reimbursement of counsel fees					35,000
Private Placement Financing [Member] | Accredited Investors [Member]
Proceeds from private placement			$ 1,000,000
Purchase price per share			$ 0.85
Number of warrants to purchase common stock			1,176,472
Maximum warrants to purchase common stock shares			1,176,472
Warrant exercise price			$ 1.25
Warrant term			5 years
Private Placement Offering [Member]
Aggregate number of shares	1,572,941
Private Placement Offering [Member] | Maximum [Member]
Aggregate number of shares value	$ 1,572,941
2015 Private Placement Financing [Member]
Investment affiliates					472,000
2015 Private Placement Financing [Member] | October Closing Date [Member]
Proceeds from private placement					$ 6,000,000
Aggregate number of shares					13,333,333
2015 Private Placement Financing [Member] | November Closing Date [Member]
Proceeds from private placement					$ 2,000,000
Aggregate number of shares					4,444,439
2015 Private Placement Financing [Member] | Warrant One [Member] | October Closing Date [Member]
Number of warrants to purchase common stock					6,666,666
Warrant term					5 years
2015 Private Placement Financing [Member] | Warrant One [Member] | November Closing Date [Member]
Number of warrants to purchase common stock					2,222,217
Warrant term					5 years
2015 Private Placement Financing [Member] | Warrant Two [Member] | October Closing Date [Member]
Number of warrants to purchase common stock					8,666,666
Warrant term					6 months
2015 Private Placement Financing [Member] | Warrant Two [Member] | November Closing Date [Member]
Number of warrants to purchase common stock					2,820,670
Warrant term					6 months
Six Months [Member] | Private Placement Financing [Member]
Warrant term						6 months
Warrants issued						2,820,670
Five Years [Member] | Private Placement Financing [Member]
Warrant term						5 years
Services Agreement [Member]
Aggregate number of shares						250,000
Aggregate number of shares value						$ 290,000
Value of shares issued for services					$ 144,000	43,000
Services Agreement 1 [Member]
Value of shares issued for services						$ 182,000
Service Agreement [Member]
Number of common shares issued for services				250,000
Value of shares issued for services				$ 290,000